Document And Entity Information	Aug. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2025
Entity Registrant Name	MarineMax, Inc.
Entity Central Index Key	0001057060
Entity Emerging Growth Company	false
Entity File Number	1-14173
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3496957
Entity Address, Address Line One	501 Brooker Creek Boulevard
Entity Address, City or Town	Oldsmar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34677
City Area Code	727
Local Phone Number	531-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	HZO
Security Exchange Name	NYSE